NOTES AND OTHER LOANS PAYABLE	9 Months Ended
Jan. 31, 2022
Debt Disclosure [Abstract]
NOTES AND OTHER LOANS PAYABLE

NOTE 8 –NOTES AND OTHER LOANS PAYABLE

On December 11, 2019 the company agreed to pay Cheryl Hintzen $40,000 in the form of a promissory note with a term of one year at 10 % interest compounded annually. The Company accrued interest for the Six months ended January, 31, 2020 in the amount of $559. On January 8, 2020 the Company signed a promissory note for $8,000 with Cheryl Hintzen. The note becomes due on March 8, 2020 and carries a per annum interest rate of 10%. The Company accrued interest for the Six months ended  June 30, 2020 in the amount of $1,321.64.

On February 21, 2020 the Company borrowed $25,000 from GPL Ventures with interest at a rate of 10% and a due date of April 30, 2020. This note was paid in full.

The following schedule is Notes Payable at January 31, 2022 and January 31, 2021:

Description	January 31, 2021	January 31, 2020

Note Payable to Ford Motor Credit	$31,080	$–

Note payable to Cheryl Hintzen due December 11, 2021; interest at 10%	40,000	40,000

Note Payable to Cheryl Hintzen due March 8, 2020: interest 10%	14,000	14,000

Notes Payable Sixth Street Lending	250,000	–

Note Payable Dr. Jason Cohen 1,000,000 shares @ $.20	200,000	200,000

Note Payable Leonite Capital		290,000

Note Payable Quick Capital LLC	239,600	239,600

Note Payable Quick Capital LLC	50,000	50,000

Note Payable GS Capital	210,000	–

Note Payable various Geneva Roth	–	138,500

Note payable escrow attorney for REG A shares	–	46,900

Total Notes Payable	$1,081,580	$977,100